Financial Instruments and Derivatives (Tables)	8 Months Ended
Dec. 31, 2012
Disclosure Text Block Supplement [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
The following table summarizes the Company’s fair value of outstanding derivatives:

	Consolidated Balance Sheet Presentation	April 30, 2011	April 30, 2012	December 31, 2012
		HK$	HK$	HK$
Derivatives not designated as hedging instruments
Fair value of interest rate swap contracts	Other payables and accruals	1,540	811	418

Schedule of Price Risk Derivatives [Table Text Block]
The impact on net income from derivatives activity for the years ended April 30, 2011, 2012 and for the 8-month period ended December 31, 2012 are as follows:

	Presentation of gain or loss recognized on	Year ended April 30,			8-month Period ended
	derivatives	2010	2011	2012	December 31, 2012
		HK$	HK$	HK$	HK$
Derivatives not designated as hedging instruments
Interest rate swap contracts	Changes in fair value of derivatives included in administrative expenses	—	2,254	215	271